CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Cash in from deconsolidation of Wuxi iCarnegie	$ 488
Issuance cost of convertible notes	$ 367